Interest-bearing Liabilities - Summary of Notes, Bonds, Bilateral Loans and Committed Credit (Detail) - 12 months ended Dec. 31, 2017 € in Millions, kr in Millions, $ in Millions	SEK (kr)	EUR (€)	USD ($)	SEK (kr)
Disclosure of Borrowings [Line Items]
Maturity date	Credit agreements mature in 2023 and 2025
June Five Two Thousand Twenty Two [Member]
Disclosure of Borrowings [Line Items]
Nominal amount | $			$ 2,000
Currency	USD
Maturity date	June 5, 2022
Notes and bond loans [Member]
Disclosure of Borrowings [Line Items]
Book value				kr 20,560
Market value	kr 20,813
Unrealized hedge gain/loss (included in book value)	kr 9
Notes and bond loans [Member] | December 23, 2020 [Member]
Disclosure of Borrowings [Line Items]
Nominal amount | $			170
Currency	USD
Book value				kr 1,394
Market value	kr 1,488
Maturity date	December 23, 2020
Notes and bond loans [Member] | May 15, 2022 [Member]
Disclosure of Borrowings [Line Items]
Nominal amount | $			$ 1,000
Coupon		4.125%	4.125%	4.125%
Currency	USD
Book value				kr 8,180
Market value	kr 8,223
Maturity date	May 15, 2022
Unrealized hedge gain/loss (included in book value)	kr 9
Notes and bond loans [Member] | March One Two Thousand Twenty One [Member]
Disclosure of Borrowings [Line Items]
Nominal amount | €		€ 500
Coupon		0.875%	0.875%	0.875%
Currency	EUR
Book value				kr 4,897
Market value	kr 4,846
Maturity date	March 1, 2021
Unrealized hedge gain/loss (included in book value)	kr 7
Notes and bond loans [Member] | March one two thousand twenty four [member]
Disclosure of Borrowings [Line Items]
Nominal amount | €		€ 500
Coupon		1.875%	1.875%	1.875%
Currency	EUR
Book value				kr 4,862
Market value	kr 4,824
Maturity date	March 1, 2024
Unrealized hedge gain/loss (included in book value)	kr (7)
Notes and bond loans [Member] | December Twenty Two Two Thousand Twenty Five [Member]
Disclosure of Borrowings [Line Items]
Nominal amount | $			$ 150
Currency	USD
Book value				1,227
Market value	kr 1,432
Maturity date	December 22, 2025
Bilateral loans [Member]
Disclosure of Borrowings [Line Items]
Book value				8,211
Market value	kr 8,526
Bilateral loans [Member] | September 30, 2021 [Member]
Disclosure of Borrowings [Line Items]
Nominal amount | $			98
Currency	USD
Book value				805
Market value	kr 830
Maturity date	September 30, 2021
Bilateral loans [Member] | November 6, 2020 [Member]
Disclosure of Borrowings [Line Items]
Nominal amount | $			684
Currency	USD
Book value				5,609
Market value	kr 5,724
Maturity date	November 6, 2020
Bilateral loans [Member] | June Fifteen Two Thousand Twenty Three [Member]
Disclosure of Borrowings [Line Items]
Nominal amount | $			$ 220
Currency	USD
Book value				kr 1,797
Market value	kr 1,972
Maturity date	June 15, 2023